Acquisition Acquired Intangible Assets (Details) - CDW UK $ in Millions	Aug. 01, 2015 USD ($)
Acquired Finite-Lived Intangible Assets [Line Items]
Finite-lived intangible assets acquired	$ 289.8
Customer relationships and contracts
Acquired Finite-Lived Intangible Assets [Line Items]
Finite-lived intangible assets acquired	$ 260.8
Weighted-average amortization period	13 years
Customer contracts
Acquired Finite-Lived Intangible Assets [Line Items]
Finite-lived intangible assets acquired	$ 25.9
Weighted-average amortization period	3 years
Developed technology
Acquired Finite-Lived Intangible Assets [Line Items]
Finite-lived intangible assets acquired	$ 1.7
Weighted-average amortization period	2 years
Trade name
Acquired Finite-Lived Intangible Assets [Line Items]
Finite-lived intangible assets acquired	$ 1.4
Weighted-average amortization period	1 year